Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities
Net income (loss)	$ 6,863	$ (1,115)	$ 9,355	$ (1,138)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash compensation expense related to stock options	144	112	270	253
Depreciation of vessels	6,469	1,965	11,899	2,357
Amortization of deferred finance charges	581	566	1,087	686
Change in assets and liabilities:
Accounts receivable	261	(272)	(222)	(301)
Amounts due to/from related parties	0	(2,695)	0	(2,696)
Accounts payable	(78)	(1,728)	(472)	583
Accrued expenses	1,345	(350)	4,934	266
Other current and non-current assets	232	(888)	(108)	(3,434)
Other current liabilities	1,829	(1,668)	2,076	(81)
Net cash provided by (used in) operating activities	17,646	(6,073)	28,819	(3,505)
Cash Flows from Investing Activities
Additions to newbuildings	(159,408)	(125,770)	(313,221)	(256,585)
Net cash used in investing activities	(159,408)	(125,770)	(313,221)	(256,585)
Cash Flows from Financing Activities
Proceeds from issuance of common shares, net of paid issuance costs	0	46,195	0	46,195
Proceeds from issuance of long-term and short-term debt (net of deferred finance charges paid to lender)	147,650	119,796	295,500	251,669
Other deferred finance charges paid	(410)	(1,033)	(1,558)	(1,753)
Proceeds from issuance of long-term debt from related party	0	0	0	1,020
Repayment of long-term debt from related party	0	0	0	(2,020)
Repayment of long-term debt	(4,869)	(2,364)	(8,318)	(3,552)
Repayment of short-term debt	0	(7,500)	0	(7,500)
Payment of cash distributions	(4,390)	0	(4,829)	0
Net cash provided by financing activities	137,981	155,094	280,795	284,059
Net (decrease) increase in cash, cash equivalents and restricted cash	(3,781)	23,251	(3,607)	23,969
Cash, cash equivalents and restricted cash at the beginning of the period	25,727	981	25,553	263
Cash, cash equivalents and restricted cash at the end of the period	21,946	24,232	21,946	24,232
Supplementary disclosure of cash flow information
Non-cash additions in respect of newbuildings	0	(13,783)	0	(13,783)
Issuance of liabilities for newbuilding installments	0	13,783	0	13,783
Interest paid, net of capitalized interest	$ (9,579)	$ (2,799)	$ (15,219)	$ (4,265)